Income tax (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Income Tax
Income tax expenses	$ 1.2	$ 1.5
Current income tax expense	0.3	0.4
Deferred income tax expense	$ 0.9	$ 1.1